CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (5,225)	$ (15,980)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,646	5,271
Capital loss from disposal of property and equipment		23
Stock-based compensation of options	306	707
Accrued severance pay, net	(128)	26
Deferred taxes, net	185	140
Decrease (increase) in trade receivables, net	(7,068)	18,364
Decrease (increase) in contract assets	17,743	(8,362)
Decrease (increase) in other assets	(4,009)	6,710
Decrease (increase) in inventories, net	1,774	(5,698)
Decrease in trade payables	(790)	(510)
Increase (decrease) in accrued expenses	1,693	(5,809)
Decrease in advances from customers and deferred revenue	(191)	(5,725)
Increase (decrease) in other liabilities	(194)	685
Net cash provided by (used in) operating activities	8,742	(10,158)
Cash flows from investing activities:
Purchase of property and equipment	(3,572)	(1,879)
Investment in short term deposits	(2,159)
Net cash used in investing activities	(5,731)	(1,879)
Cash flows from financing activities:
Dividend payment	(35,003)
Repayment of long-term loans	(4,000)	(4,096)
Net cash used in financing activities	(39,003)	(4,096)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(161)	(539)
Decrease in cash, cash equivalents and restricted cash	(36,153)	(16,672)
Cash, cash equivalents and restricted cash at the beginning of the period	115,958	101,969
Cash, cash equivalents and restricted cash at the end of the period	79,805	85,297
Cash paid during the period for:
Interest	97	195
Income taxes	243	496
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	251	349
New operating lease assets obtained in exchange for operating lease liabilities	$ 419	$ 3,492